Note 14 - Convertible Notes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Apr. 04, 2023
Stock Redeemed or Called During Period, Value	$ 227,101
Stock Redeemed or Called During Period, Shares (in shares)	4,015,720
Unarmortized Financing Cost Reclassified to Equity [Member]
Unamortized Debt Issuance Expense		$ 2,899
Convertible Senior Subordinated Notes [Member] | Convertible Subordinated Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			4.00%